Acquisitions and Divestitures - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
2022 remaining	$ 3,180
2023	6,347	$ 4,199
2024	6,202	4,183
2025	5,500	3,918
2026	5,546	3,454
2027 and beyond	57,067
Total	83,842	42,015	$ 29,652
Energica
Business Acquisition [Line Items]
2022 remaining	1,847
2023	3,694
2024	3,694
2025	3,694
2026	3,694
2027 and beyond	26,954
Total	43,577
Acquisitions In 2021
Business Acquisition [Line Items]
2022 remaining	466
2023	932	6,511
2024	933	6,511
2025	933	6,511
2026	933	6,511
2027 and beyond	5,296
Total	$ 9,493	$ 60,028